SHARE-BASED COMPENSATION - Assumptions (Details) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Feb. 28, 2018	Feb. 27, 2015	Oct. 28, 2014	Aug. 01, 2014	Feb. 27, 2014	Sep. 12, 2013	Mar. 18, 2013	Feb. 17, 2012	Jun. 08, 2011	Dec. 31, 2010	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assumptions used on the grant date to estimate fair value of each option granted using the binomial tree pricing model for grants during the applicable periods
Risk-free interest rate of return (as a percent)	3.61%	3.33%	3.09%	3.09%	3.24%	3.22%	2.15%	2.99%	1.11%	4.67%
Contractual term	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	2 years 4 months 21 days	10 years
Volatility (as a percent)	38.00%	58.87%	45.38%	40.00%	38.09%	38.20%	40.00%	41.00%	42.00%	40.90%
Exercise price (in dollars per share)		$ 5.13		$ 16.18		$ 6.00		$ 5.13	$ 0.01	$ 5.13
US Treasury Active Curves maturity term for estimation of risk-free interest rate	10 years
Additional disclosure
Share-based compensation											$ 34,822	$ 1,941	$ 1,949
Unrecognized compensation expense											$ 1,710
Period over which total unrecognized compensation expense relating to unvested share options will be recognized											1 year
Weighted-average remaining contractual term of options outstanding											5 years 8 months 1 day
Minimum
Assumptions used on the grant date to estimate fair value of each option granted using the binomial tree pricing model for grants during the applicable periods
Exercise price (in dollars per share)	$ 12.89		$ 5.13		$ 5.13		$ 5.13
Maximum
Assumptions used on the grant date to estimate fair value of each option granted using the binomial tree pricing model for grants during the applicable periods
Exercise price (in dollars per share)	$ 32.92		$ 6.00		$ 6.00		$ 6.00